Segment Information (Details) - Schedule of Asset Information for Reportable Segments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment:
Identifiable assets	$ 111,076	$ 110,379	$ 115,411
Capital expenditure	381	792	1,504
Depreciation and amortization	1,523	1,709	1,736
Injection Molded Plastic Parts [Member]
Segment:
Identifiable assets	62,760	68,025	74,373
Capital expenditure	26	166	783
Depreciation and amortization	1,048	1,279	1,402
Electronic Products [Member]
Segment:
Identifiable assets	48,316	42,354	41,038
Capital expenditure	355	626	721
Depreciation and amortization	$ 475	$ 430	$ 334